Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Non-current liabilities [abstract]
Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Other long-term liabilities	Total
Balance at January 1, 2024	$10,134	$191,591	$27,122	$9,858	$238,705
Increases	313	—	—	2,344	2,657
Used	(298)	—	—	(4,560)	(4,858)
Remeasurement	—	(1,679)	(2,452)	—	(4,131)
Effect of movements in exchange rates	(2,024)	—	—	—	(2,024)
Unused amounts reversed	(428)	(21,946)	(4,196)	—	(26,570)
Unwinding of discount and changes in the discount rate	—	16,440	1,695	—	18,135
Balance at December 31, 2024	$7,697	$184,406	$22,169	$7,642	$221,914

Current	—	—	—	4,288	4,288
Non-current	7,697	184,406	22,169	3,354	217,626
	$7,697	$184,406	$22,169	$7,642	$221,914